Loans and Financing - Schedule of Movement of Liabilities to Cash Flows Arising From Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement of Liabilities to Cash Flows Arising From Financing Activities [Line Items]
Beginning balance	$ (26,320,242)	$ (26,034,320)	$ (24,201,009)
Net cash from financing activities	1,771,925	1,414,844	(1,022,082)
Foreign exchange effect	(199,815)	714,992	(363,939)
Interest expense	(1,606,728)	(1,761,978)	(1,103,506)
Interest paid	1,120,114	1,320,707	962,197
Other non-cash movements	114,717	(1,974,487)	(305,981)
Ending balance	(25,120,029)	(26,320,242)	(26,034,320)
Change in margin cash	16,576	(20,099)	26,602
Proceeds from loans and financing	(10,087,277)	(2,976,300)	(9,035,710)
Repayments of loans and financing	8,752,762	2,990,311	7,091,698
Lease payments	432,516	417,752	428,745
Payments on derivatives	86,767	231,969	12,745
Dividends paid/Share repurchases	2,213,129	759,301	447,979
Dividends paid to non-nontrolling interests	357,452	11,910	5,859
Margin cash withdrawals/ investments [Member]
Schedule of Movement of Liabilities to Cash Flows Arising From Financing Activities [Line Items]
Beginning balance	136,554	132,461	130,209
Net cash from financing activities	16,576	(20,099)	26,602
Foreign exchange effect	17,371	(34,813)	2,679
Interest expense
Interest paid
Other non-cash movements	(10,939)	59,005	(27,029)
Ending balance	159,562	136,554	132,461
Change in margin cash	16,576	(20,099)	26,602
Proceeds from loans and financing
Repayments of loans and financing
Lease payments
Payments on derivatives
Dividends paid/Share repurchases
Dividends paid to non-nontrolling interests
Loans and financing [Member]
Schedule of Movement of Liabilities to Cash Flows Arising From Financing Activities [Line Items]
Beginning balance	(19,326,796)	(19,999,137)	(17,700,148)
Net cash from financing activities	(1,334,515)	14,011	(1,944,012)
Foreign exchange effect	(217,186)	548,126	(278,236)
Interest expense	(1,287,124)	(1,155,157)	(1,112,972)
Interest paid	1,069,783	1,265,361	1,035,995
Other non-cash movements	5,270		236
Ending balance	(21,090,568)	(19,326,796)	(19,999,137)
Change in margin cash
Proceeds from loans and financing	(10,087,277)	(2,976,300)	(9,035,710)
Repayments of loans and financing	8,752,762	2,990,311	7,091,698
Lease payments
Payments on derivatives
Dividends paid/Share repurchases
Dividends paid to non-nontrolling interests
Lease liabilities [Member]
Schedule of Movement of Liabilities to Cash Flows Arising From Financing Activities [Line Items]
Beginning balance	(1,734,029)	(1,841,227)	(1,721,833)
Net cash from financing activities	432,516	417,752	428,745
Foreign exchange effect		182,777	3,186
Interest expense	(104,257)	(104,177)	(73,463)
Interest paid	50,331	55,346	(73,798)
Other non-cash movements	(411,846)	(444,500)	(404,064)
Ending balance	(1,767,285)	(1,734,029)	(1,841,227)
Change in margin cash
Proceeds from loans and financing
Repayments of loans and financing
Lease payments	432,516	417,752	428,745
Payments on derivatives
Dividends paid/Share repurchases
Dividends paid to non-nontrolling interests
Derivatives paid/received [Member]
Schedule of Movement of Liabilities to Cash Flows Arising From Financing Activities [Line Items]
Beginning balance	(181,598)	(56,456)	1,267
Net cash from financing activities	86,767	231,969	12,745
Foreign exchange effect		18,902	(91,568)
Interest expense	(215,347)	(502,644)	82,929
Interest paid
Other non-cash movements	194,999	126,631	(61,829)
Ending balance	(115,179)	(181,598)	(56,456)
Change in margin cash
Proceeds from loans and financing
Repayments of loans and financing
Lease payments
Payments on derivatives	86,767	231,969	12,745
Dividends paid/Share repurchases
Dividends paid to non-nontrolling interests
Profit reserves/Other liabilities [Member]
Schedule of Movement of Liabilities to Cash Flows Arising From Financing Activities [Line Items]
Beginning balance	(4,174,474)	(3,587,219)	(4,264,534)
Net cash from financing activities	2,213,129	759,301	447,979
Foreign exchange effect
Interest expense
Interest paid
Other non-cash movements	473,996	(1,346,556)	229,336
Ending balance	(1,487,349)	(4,174,474)	(3,587,219)
Change in margin cash
Proceeds from loans and financing
Repayments of loans and financing
Lease payments
Payments on derivatives
Dividends paid/Share repurchases	2,213,129	759,301	447,979
Dividends paid to non-nontrolling interests
Non- controlling interests [Member]
Schedule of Movement of Liabilities to Cash Flows Arising From Financing Activities [Line Items]
Beginning balance	(1,039,899)	(682,742)	(645,970)
Net cash from financing activities	357,452	11,910	5,859
Foreign exchange effect
Interest expense
Interest paid
Other non-cash movements	(136,763)	(369,067)	(42,631)
Ending balance	(819,210)	(1,039,899)	(682,742)
Change in margin cash
Proceeds from loans and financing
Repayments of loans and financing
Lease payments
Payments on derivatives
Dividends paid/Share repurchases
Dividends paid to non-nontrolling interests	$ 357,452	$ 11,910	$ 5,859